Subsequent Events - Additional Information (Detail) $ in Thousands					12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 21, 2025 USD ($)	Feb. 07, 2025 MXN ($)	Feb. 06, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Mar. 31, 2024 MXN ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings paid					$ 7,929,881	$ 2,244,132	$ 7,839,007
Issuance of debt securities					$ 36,903,722	$ 31,255,588	$ 26,457,588
Variable Rate of TIIE-28 plus 25 Basis Points [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Unsecured loan								$ 3,000,000
Events after Reporting Period [Member] | Gap 20 [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings paid				$ 3,000,000
Events after Reporting Period [Member] | Gap 25 [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issuance of debt securities				6,000,000
Events after Reporting Period [Member] | Gap 21 [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings paid				2,500,000
Events after Reporting Period [Member] | GAP 15-2 [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings paid			$ 1,500,000
Events after Reporting Period [Member] | Variable Rate Of TIIE Plus 50 Basis Points [Member] | Gap 25 [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issuance of debt securities				$ 3,000,000
Borrowings interest rate basis				TIIE plus 50 basis points
Debt securities,basis points				50.00%
Maturity date				Feb. 01, 2028
Events after Reporting Period [Member] | Fixed Interest Rate [Member] | GAP22-2L [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issuance of debt securities				$ 3,000,000
Maturity date				Mar. 04, 2032
Description of derivative instruments variable interest rate basis				interest every 182 days at a fixed annual rate of 9.67%, with principal payment on March 4, 2032.
Interest rate				9.67%
Events after Reporting Period [Member] | Variable Rate of 28-day T I I E Plus Sixty Basis Points [Member] | Gap 24 [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings paid			$ 5,648,134
Maturity period			5 years
Borrowings interest rate basis			28-day TIIE plus 60 basis points
Debt securities,basis points			6.00%
Events after Reporting Period [Member] | Variable SOFR Rate Plus 25 Basis Points [Member] | Loan Refinanced By Banco Nacional de Mexico S A [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Maturity period		6 months
Debt securities,basis points		2.50%
Unsecured loan		$ 40,000,000
Debt Securities Maturity Date		Sep. 18, 2025
Events after Reporting Period [Member] | Interest SOFR Rate Plus 200 Basis Points [Member] | MBJA [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings paid	$ 6,000,000
Debt securities,basis points	20.00%
Unsecured loan	$ 60,000,000
Commission fee	$ 300,000